LEASES (Tables)	12 Months Ended
Mar. 31, 2024
Leases
Schedule of operating leases

	March 31, 2024	March 31, 2023
Right-of-use assets – vehicle leases	$28,949	$5,131
Right-of-use assets – premise lease	–	667,775
Right-of-use assets – equipment lease	12,834	18,026
Total Right-of-use assets, net	41,783	690,932
Operating lease liabilities – current	$15,931	$196,996
Operating lease liabilities – non-current	25,852	493,936
Total operating lease liabilities	$41,783	$690,932

Schedule of operating lease terms

Remaining lease term and discount rate:	March 31, 2024	March 31, 2023
Weighted average remaining lease term (years)	2.49	3.30
Weighted average discount rate	5.09%	5.96%

Schedule of payments of lease liabilities

Year ending March 31,
2025	$19,739
2026	17,700
2027	9,246
Total future minimum lease payments	46,686
Less: imputed interest	(4,903)
Total	$41,783